Subsequent events - Results of operations and net assets acquired in consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
ASSETS
Current assets	¥ 3,100,363			¥ 3,853,333		¥ 2,592,163		$ 427,560	$ 531,398
Non-current assets	901,725			877,699		1,315,417		124,354	121,041
Total assets	4,002,088			4,731,032		3,907,580		551,914	652,439
LIABILITIES
Current liabilities	3,522,606			3,927,441		2,754,861		485,789	541,617
Non-current liabilities	824,043			838,047		489,358		113,642	115,574
Total liabilities	4,346,649			4,765,488		3,244,219		$ 599,431	$ 657,191
Operating Income (Loss)
Cost of revenues	(1,209,902)	$ (166,853)	¥ (886,040)	(2,568,115)	$ (354,159)	(1,962,000)	¥ (1,689,675)
Gross profit	507,535	69,992	427,952	993,879	137,063	817,063	551,388
Loss from operation	(381,972)	(52,677)	(677,752)	(1,628,221)	(224,541)	(1,000,178)	(430,481)
Income / (loss) before income taxes	(411,001)	(56,681)	(586,733)	(1,578,081)	(217,626)	(1,169,897)	(439,776)
Net loss	¥ (411,327)	$ (56,726)	¥ (594,658)	(1,607,146)	$ (221,634)	(1,176,758)	¥ (440,004)
JICA Intelligent Robotics Co., Ltd.
ASSETS
Current assets				572,259		135,525
Non-current assets				43,655		6,726
Total assets				615,914		142,251
LIABILITIES
Current liabilities				486,351		2,286
Non-current liabilities				9,229
Total liabilities				495,580		2,286
Operating Income (Loss)
Revenues				5,138
Cost of revenues				(1,475)		(130)
Gross profit				3,663		(130)
Loss from operation				(167,952)		(18,493)
Income / (loss) before income taxes				(136,512)		13,380
Net loss				¥ (144,005)		¥ 9,965